Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Sep. 30, 2022	$ 1,055	$ 545	$ 1,553,030	$ (3,545,358)	$ (66,961)	$ (2,057,689)
Balance, shares at Sep. 30, 2022	10,550,400	5,449,600
Capital contribution			406,793			406,793
Net income (loss)				(1,257,824)		(1,257,824)
Foreign currency translation gain					55,652	55,652
Balance at Sep. 30, 2023	$ 1,055	$ 545	1,959,823	(4,803,182)	(11,309)	(2,853,068)
Balance, shares at Sep. 30, 2023	10,550,400	5,449,600
Capital contribution			2,741,925			2,741,925
Net income (loss)				1,096,805		1,096,805
Foreign currency translation gain					(50,668)	(50,668)
Balance at Sep. 30, 2024	$ 1,055	$ 545	4,701,748	(3,706,377)	(61,977)	934,994
Balance, shares at Sep. 30, 2024	10,550,400	5,449,600
Capital contribution			570,000			570,000
Net income (loss)				(8,642,165)		(8,642,165)
Foreign currency translation gain					61,977	61,977
Issuance of ordinary shares, net	$ 173		5,049,820			5,049,993
Issuance of ordinary shares, net, shares	1,725,000
Share-based compensation	$ 240		8,807,760			8,808,000
Share-based compensation, shares	2,400,000
Balance at Sep. 30, 2025	$ 1,468	$ 545	$ 19,129,328	$ (12,348,542)		$ 6,782,799
Balance, shares at Sep. 30, 2025	14,675,400	5,449,600